                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.       Name and address of issuer:  Hospital and Health Facilities Trust


2.       Name of each series or class of funds for which this notice is filed:
         California Hospital and Health Facilities Liquid Asset Fund


3.       Investment Company Act File Number:  811-6575

         Securities Act File Number:  33-46137


4.       Last day of fiscal year for which this notice is filed:  December 31,
         1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
         issuer's 24f-2 declaration:    [  ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None


9. Number and aggregate sale price of securities sold during the fiscal year:

         337,096,270 shares with aggregate sales price of $337,096.270


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         337,096,270 shares with aggregate sale price of $337,096,270

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         -0-


12.      Calculation of registration fee:


         (i)     Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                                                     $337,096,270
                                                                                                      -----------

         (ii)    Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11):
                                                                                                     +    -0-
                                                                                                      -----------

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                                                     -338,801,089
                                                                                                      -----------

         (iv)    Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
                 rule 24e-2 (if applicable):
                                                                                                     +    -0-
                                                                                                      -----------

         (v)     Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus
                 line (ii), less line (iii), plus line (iv)] (if applicable):
                                                                                                     ($1,704,819)
                                                                                                     ------------

         (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                                                        x    .303
                                                                                                         --------

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                                                     $    -0-
                                                                                                      ===========


13. Check box if fees are being remitted to the Commission's lock box depository as described in section 3a of the Commission's Rules of
         Informal and Other Procedures (17 CFR 202.3a).    [  ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: _______________, 1997


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)                 /s/ William K. Piche
                                  ------------------------------------
                                  William K. Piche, Executive Director

Date February 19, 1997